UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2010
                                               -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
`
Name:    THE ITHAKA GROUP, LLC
         -------------------------------------------------
Address: 3 BETHESDA METRO CENTER
         -------------------------------------------------
         SUITE 700
         -------------------------------------------------
         BETHESDA, MD 20814
         -------------------------------------------------

Form 13F File Number: 28-13786
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ROBERT A. KATZEN
         -------------------------------------------------
Title:   COO, CFO & CCO
         -------------------------------------------------
Phone:   301-775-7409
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert A. Katzen                West Palm Beach, FL             10/18/10
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  39
                                         ---------------
Form 13F Information Table Value Total:  168,029
                                         ---------------
                                           (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

The Ithaka Group, LLC
FORM 13F
Master
                                    30-Sept-10


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES COM        COM              00971T101    3478     69320 SH          Sole                 42640             26680
AMAZON COM INC                 COM               23135106    8478     53978 SH          Sole                 34833             19145
AMERICAN TOWER CORP CL A       COM               29912201    2604     50795 SH          Sole                 29525             21270
APPLE COMPUTER INC COM         COM               37833100   11980     42220 SH          Sole                 26035             16185
B E AEROSPACE INC              COM               73302101    5289    174485 SH          Sole                107485             67000
BAIDU INC                      COM               56752108    3101     30220 SH          Sole                 18685             11535
BLACKROCK INC                  COM              09247x101    1920     11276 SH          Sole                  8126              3150
C H ROBINSON WORLDWIDE NEW     COM              12541w209    4261     60946 SH          Sole                 38321             22625
CISCO SYSTEM INC               COM              17275r102     285     13000 SH          Sole                  3950              9050
COACH INC                      COM              189754104    5665    131860 SH          Sole                 85810             46050
CREE INC                       COM              225447101    2491     45885 SH          Sole                 28370             17515
EXPEDITORS INTL WASH INC       COM              302130109    4077     88185 SH          Sole                 57490             30695
F5 NETWORKS INC                COM              315616102    7358     70882 SH          Sole                 45437             25445
GOLDMAN SACHS GROUP INC        COM              38141g104    2784     19256 SH          Sole                 15291              3965
GOOGLE INC CLASS A             COM              38259p508    7129     13558 SH          Sole                  8523              5035
GREEN MTN COFFEE INC           COM              393122106    3340    107089 SH          Sole                 63410             43679
HONEYWELL INTERNATIONAL        COM              438516106    3859     87827 SH          Sole                 61702             26125
ILLUMINA INC                   COM              452327109    5917    120270 SH          Sole                 76670             43600
INTUITIVE SURGICAL NEW         COM              46120e602    5249     18500 SH          Sole                 10995              7505
JOHNSON CONTROLS INC           COM              478366107    6405    210000 SH          Sole                                  210000
MASTERCARD INC                 COM              57636q104    6802     30368 SH          Sole                 19058             11310
MERCADOLIBRE INC COM           COM              58733R102    3307     45815 SH          Sole                 29215             16600
MICROSOFT CORP                 COM              594918104     476     19456 SH          Sole                  5100             14356
NATIONAL-OILWELL INC           COM              637071101    3792     85270 SH          Sole                 53530             31740
NETFLIX INC                    COM              64110L106    1931     11905 SH          Sole                  7610              4295
NEW ORIENTAL ED & TECH SPON AD COM              647581107    2722     27900 SH          Sole                 18600              9300
NUVASIVE INC NEW               COM              670704105    2075     59055 SH          Sole                 40835             18220
OPENTABLE INC                  COM              68372A104    2757     40502 SH          Sole                 26267             14235
POTASH CORP SASK INC FOR EIGN  COM              73755l107    5937     41220 SH          Sole                 25410             15810
PRECISION CASTPARTS CORP       COM              740189105    5226     41037 SH          Sole                 26262             14775
PRICELINE.COM INC NEW          COM              741503403    5078     14579 SH          Sole                  8854              5725
PROCTER & GAMBLE CO COM        COM              742718109     240      4000 SH          Sole                                    4000
QUALCOMM INC                   COM              747525103    3284     72755 SH          Sole                 51015             21740
SALESFORCE COM INC             COM              79466L302    7915     70800 SH          Sole                 48465             22335
SCHLUMBERGER LTD               COM              806857108    5410     87805 SH          Sole                 53995             33810
SOUTHWESTERN ENERGY CO         COM              845467109    3277     98010 SH          Sole                 62435             35575
VISA INC CL A                  COM              92826c839    4601     61962 SH          Sole                 37333             24629
VMWARE INC                     COM              928563402    3293     38770 SH          Sole                 25300             13470
WYNN RESORTS                   COM              983134107    4236     48813 SH          Sole                 31298             17515